UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22172
Exact name of registrant as specified in charter:	World Funds Trust
Address of principal executive offices:	8730 Stony Point Parkway, Suite 205
Richmond, VA 23235
Name and address of agent for service:	The Corporation Trust Co.,
Corporation Trust Center,
1209 Orange St.,
Wilmington, DE 19801

With Copy to:

John H. Lively
Practus, LLP
11300 Tomahawk Creek Parkway, Ste. 310
Leawood, KS 66211

Registrant’s telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	September 30
Date of reporting period:	March 31, 2020

Item #1. Reports to Stockholders.

Clifford Capital Partners Fund; Clifford Capital Focused Small Cap Value Fund (“Clifford Capital Funds”)
INDEX

SEMI-ANNUAL
REPORT

For the Six Months Ended March 31, 2020 (unaudited)

Clifford Capital Partners Fund

Clifford Capital Focused
Small Cap Value Fund*

*For the period October 1, 2019 (inception date) to March 31, 2020 (unaudited)

IMPORTANT NOTE: Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds or your financial intermediary electronically by calling or sending an email request.

You may elect to receive all future reports in paper free of charge. You can inform the Funds or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request. Your election to receive reports in paper will apply to all Funds held with the Funds complex/your financial intermediary.

SEMI-ANNUAL REPORT

Clifford Capital Partners Fund

Semi-Annual Report for the Period October 1, 2019 – March 31, 2020

We hope that you are all safe and well in this period of global uncertainty. The COVID-19 virus pandemic has changed our lives in many ways and we’ll all likely feel the effects for a long time to come. We’re mindful of the terrible human toll from this outbreak, as well as the financial and economic costs, which affect the Clifford Capital Partners Fund (the “Fund”). We send our best wishes to each of you and our greatest hope is to win the war against the virus with minimal casualties.

Invitation to Visit the Fund Website at www.cliffordcapfunds.com

In an effort to communicate with all shareholders, we invite you to bookmark the Fund’s website where you will find quarterly commentary and other information relevant to the Fund. We hope you find this additional information insightful and instructive, and we welcome your feedback on how we may serve you better. Contact information is available on the Fund’s website.

Fund Performance

	Semi- Annual Return (10/1/19 – 3/31/20)	1-Year Return	3-Year Return, Annualized	5-Year Return, Annualized	Total Return, Since Inception (1/30/2014)	Total Return, Annualized Since Inception
Institutional Class (CLIFX)	-26.77%	-28.86%	-5.50%	0.97%	25.37%	3.74%
Investor Class (CLFFX)	-26.85%	-28.99%	-5.68%	0.76%	23.94%	3.54%
Russell 3000® Value[1]	-21.89%	-18.02%	-2.67%	1.62%	24.97%	3.68%
	Semi- Annual Return (10/1/19 – 3/31/20)	1-Year Return	3-Year Return, Annualized	5-Year Return, Annualized	Total Return, Since Inception (10/17/2019)	Total Return, Annualized Since Inception
Super Institutional Class (CLIQX)	n/a	n/a	n/a	n/a	-26.90%	n/a
Russell 3000® Value	n/a	n/a	n/a	n/a	-21.82%	n/a

1The Russell 3000® Value Index is a capitalization-weighted index which is designed to measure performance of Russell 3000 Index companies, respectively, with lower price-to-book ratios and lower forecasted growth values. Numbers presented include the reinvestment of dividends (total return).

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Clifford Capital Partners Fund

Shareholder Letter - continued

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 800-628-4077. Short term performance, in particular, is not a good indication of the fund’s future performance, and an investment should not be made based solely on returns.

**Clifford Capital Partners, LLC (the “Adviser”) has contractually agreed to reduce fees and/or reimburse certain Fund expenses until January 31, 2021 to keep Total Annual Fund Operating Expenses (excluding interest, distribution and service fees pursuant to Rule 12b-1 Plans, taxes, brokerage commissions, acquired fund fees and expenses, dividend expense on short sales, other expenditures capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of business) from exceeding 0.90%, 0.90% and 0.82%, respectively, of the average daily net assets of the Fund’s Investor Class, Institutional Class and Super Institutional Class.

Performance Summary

Despite a decent last quarter of 2019, there’s no denying that the first quarter of 2020 was a very difficult period for the Fund and for stocks in general. The Fund’s longer-term results have also been affected by our decision over the past 18 months or so to incrementally position the Fund towards smaller companies that we believe are very undervalued. These small cap stocks—especially smaller Deep Value stocks—have underperformed meaningfully and were hit particularly hard during the virus-related downdraft. The Fund’s Core Value stocks held up better (outperforming the Fund’s benchmark over the semi-annual period and during the first quarter of 2020), but it was not enough to overcome the significant drawdown in small cap Deep Value stocks. We feel the same pain as you during these difficult times because every principal at Clifford Capital is invested alongside you, and several of us have recently increased our investments in the Fund. The valuations of the stocks in the Fund are extremely attractive, in our opinion (the most attractive we’ve seen since the financial crisis of 2008/2009), and consistent with prices that typically lead to solid long-term returns.

In some cases, the potential effects on our companies’ fundamentals from the virus-related fallout were direct and obvious, so stock prices understandably declined as the market quickly priced in a much more negative future. In these cases, we strive to assess whether the current valuation of a stock adequately discounts this new, more negative view of the future, using reasonable

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Clifford Capital Partners Fund

Shareholder Letter - continued

assumptions of what a normal environment may look like in the next 18-24 months. We then make trading decisions accordingly. In other cases, we saw panic selling and overreactions in companies that should be relatively less affected by the virus and the economic downturn associated with combating it. This has been the greatest area of investment opportunity for us to find new positions or add to existing positions.

In an environment characterized by extreme uncertainty and fear (and justifiable fear, I’d add), we are finding several stocks today that are trading at the lowest valuations I’ve seen in my career, including the Great Financial Crisis of 2008-2009 (the “GFC”). We’re mindful of new risks as well (businesses are not designed to shut their doors for several months, for example), but we are positioning the Fund today to take advantage of the return to normalcy, whenever and however “normal” comes back. We strive to be deliberate and thoughtful in our trading decisions, with an eye on the long-term, striving to own individual stocks that are priced at low enough valuations that there’s a higher probability of generating strong long-term returns.

We Think Value is Overdue for a Revival

Value vs. Growth over the past 45 years

Source: Bloomberg as of March 31, 2020

As is obvious from the chart above, value stocks have underperformed growth stocks for a very long time. This simple fact is not, by itself, a compelling argument for why value stocks should begin doing well, but we share the

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Clifford Capital Partners Fund

Shareholder Letter - continued

following observations from recent stock market action (specifically during first quarter 2020, during the virus scare), which collectively lead to what we think is a “pound the table” opportunity in the Fund today:

1.Sentiment Toward Value is Extremely Low. We think the chart above is also an illustration of how low sentiment has become towards economically sensitive companies and companies with strong current cash flows but lower long-term growth prospects. These are the types of companies found in most “value” portfolios. The market downdraft of 2020 has only added fuel to the negative-sentiment fire because value strategies (especially small cap value) again underperformed growth by a wide margin. Put simply, we think many value stocks were trading at attractive prices coming into 2020 because of abnormally low sentiment—stock valuations that we believed already discounted a mild recession—and now they are trading in many cases 50% lower. We think it is unlikely that the fair values of a broad swath of smaller companies (which we already believed were trading too low a few months ago) have come down an additional 50%, even if the effects of the virus are extremely severe over the next 6-9 months. We believe low investor sentiment and low expectations are the friend of the long-term value investor because it leads to great bargains.

2.Valuations are Attractive on an Absolute Basis. We believe our holdings—especially our small cap Deep Value stocks—are attractive investments on a stand-alone, absolute basis; not just relative to “growth” or other areas of the stock market. Citing a few examples from the Fund: a company trading for less than the value of the real estate it owns; several stocks trading at low single-digit multiples of normal free cash flow; several stocks trading at all-time valuation lows when compared to their current sales or current book value (more stable metrics than earnings). Many of these companies will likely experience a dismal 2020, as will most companies around the world, but we see tremendous long-term value once the world overcomes this pandemic. We think low valuations increase the probability of long-term success.

3.Valuations are Attracting Attention. We’ve observed a recent uptick in the amount of shareholder activism in many of our investments, including four of our companies that have already made significant changes at the request/demand of activist investors, who see opportunity in attractively low stock valuations. Additionally, the management teams of many of our investment holdings have aggressively purchased stock in the open market recently, signaling that they too see opportunity

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Clifford Capital Partners Fund

Shareholder Letter - continued

in lower stock prices. Some companies have also increased their share repurchases, specifically calling out the attractiveness of their stock price. We think these types of shareholder-friendly activities are indications that we are not alone in seeing compelling value.

4.Herd Behaviors Can Lead to Individual Stock Opportunity. Looking under the hood of the Russell 3000 Value index (the Fund’s benchmark and a fair representation of the overall “value” marketplace with over 2100 companies of all sizes) and at the overall stock market, we noted some clear themes, which we believe were driven by herd behaviors in a rapid sell-off. These behaviors/themes aren’t necessarily irrational (we believe many investment opportunities arise from taking the other side of a “rational trade” that has simply become too crowded or too one-sided), but we think they have led to opportunity in some individual stocks caught on the wrong side of the trade.

a.Large over Small. The average large cap stock in the Russell 3000 Value outperformed the average small cap stock by a significant margin during the first quarter of 2020. The average stock in the Russell 3000 Value index also did much worse than the official index return (another sign of large cap outperformance, given that the index is weighted by market cap). We continue to find more opportunities in smaller companies today.

Return (1/1/20 – 3/31/20)
Russell 3000 Value index (official, cap-weighted)	-27.3%
Russell 3000 Value index (average, equal-weighted)	-34.2%
Market Cap Greater than $15 billion (average)	-20.7%
Market Cap $2B or Lower (average)	-38.3%

Source: Bloomberg as of March 31, 2020

b.Balance Sheet Strength. Given the significant uncertainty about the economy and the virus’ effects on corporate profits, investors largely shunned, sold, or shorted companies with significant debt, indiscriminately in many cases. We believe there is opportunity in some stocks with ample liquidity and solid, but misunderstood, balance sheets that fell to bargain prices because of the market’s disdain for debt in today’s environment.

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Clifford Capital Partners Fund

Shareholder Letter - continued

Russell 3000 Value stocks (average return) with:	Return (1/1/20 – 3/31/20)
More Cash than Debt	-21.7%
Any Net Debt	-37.6%
More Net Debt than Market Cap (debt to market equity > 1x)	-51.6%

Source: Bloomberg as of March 31, 2020

c.Popularity and Defense. As we’ve mentioned in previous letters, large cap stocks with lower volatility and strong price momentum have been popular in the recent past while small cap value stocks have not. The differential between the popular Momentum and Low Volatility stocks and unpopular small cap value stocks widened even further during the downdraft as seen below. We have observed that small cap value tends to outperform when Momentum and Low Volatility strategies struggle, so we think it’s a solid hedge for those factors. And even more simply, we believe that low valuations—like those we currently see in small caps—are a good leading indicator of long-term outperformance.

Return (1/1/20 – 3/31/20)
MSCI U.S. Momentum Index[2]	-14.9%
S&P 500 Low Volatility Index[3]	-19.0%
Russell 2000 Value Index[4]	-35.7%

Source: Bloomberg as of March 31, 2020

For perspective, as you’ll see in the charts below, the Momentum Index at its worst point in March 2020 came down to the lows of December 2018, while the Russell 2000 Value index fell to the lowest level in over 7 years. We believe there’s often opportunity in individual stocks when an entire index has lost the greater part of a decade’s worth of return.

2MSCI U.S. Momentum Index is an index based on the MSCI USA Index, which captures large and mid cap stocks of the U.S. market. It is designed to reflect the performance of an equity momentum strategy by emphasizing stocks with high price momentum.

3The S&P 500 Low Volatility Index measures the performance of the 100 least volatile stocks of the S&P 500 Index.

4The Russell 2000® Value Index is a capitalization-weighted index which measures the performance of Russell 2000 Index companies, respectively, with lower price-to-book ratios and lower forecasted growth values. Numbers presented include the reinvestment of dividends (total return).

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Clifford Capital Partners Fund

Shareholder Letter - continued

Momentum vs. Small Cap Value

Source: Bloomberg, 10-year period ended March 31, 2020

As prices have fallen, the valuation levels of small cap stocks (as represented by the Russell 2000 Value index) and the Fund look very attractive today, even compared to the market during the GFC (when, like today, the environment was very uncertain).

Valuation Ratios at March 31, 2020

	Price/Earnings[5]	Price/Book	Enterprise Value/Sales	Dividend Yield
Momentum Index	24.7	3.65	4.03	1.93%
S&P Low Vol Index	18.4	2.26	3.18	3.04%
Russell 3000 Value	12.4	1.42	1.61	3.50%
Russell 2000 Value	9.9	0.88	1.15	3.42%
The Fund[6]	8.9	1.16	0.81	3.92%

5Weighted Harmonic Average (companies with negative earnings are excluded)

6The valuation characteristics of the Fund, as reported by Bloomberg at March 31, 2020.

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Clifford Capital Partners Fund

Shareholder Letter - continued

Benchmark Valuation at February 27, 2009 –
near the bottom of the Great Financial Crisis

	Price/Earnings	Price/Book	Enterprise Value/Sales	Dividend Yield
Russell 3000 Value	8.2	1.12	1.17	5.27%

Source: Bloomberg

We don’t know when the virus will be under control or when value will return to favor among market participants, but we do believe that life will eventually go back to normal (even if it is a “new normal”) and given the valuations we see today, we think the Fund is overdue for its time in the sun.

Final Comments

Thank you for your investment in the Fund. We recognize these are difficult times and we hope you will all stay safe and well. We have high conviction in the Fund’s stocks, and we are invested alongside you. We appreciate your support, and we will continue to strive to prudently manage your money.

Sincerely yours,

Ryan Batchelor, CFA, CPA

Principal and Portfolio Manager

Clifford Capital Partners, LLC

The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the investment company, and it may be obtained by calling (800) 628-4077, or by going to the Clifford Capital Partners Funds website at www.cliffordcapfunds.com and clicking on the “Prospectus” link. Read it carefully before investing.

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Clifford Capital Partners Fund

Shareholder Letter - continued

Information About Risk

Risks of Investing in Equity Securities. Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Risks of Small-Cap and Mid-Cap Securities. Investing in the securities of small-cap and mid-cap companies generally involves substantially greater risk than investing in larger, more established companies.

Risks of Large-Cap Securities. Prices of securities of larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Fund’s value may not rise as much as the value of funds that emphasize companies with smaller capitalizations.

Focused Investment Risk. The Fund is a focused fund and generally holds stocks of between only 25 and 35 companies. Focused funds may invest a larger portion of their assets in the securities of a single issuer compared to a more diversified fund. Focusing investments in a small number of companies may subject the Fund to greater share price volatility and therefore a greater risk of loss because a single security’s increase or decrease in value may have a greater impact on the Fund’s value and total return.

Sector Risk. The Fund may emphasize investment in one or more particular business sectors at times, which may cause the value of its share price to be more susceptible to the financial, market, or economic events affecting issuers and industries within those sectors than a fund that does not emphasize investment in particular sectors.

Management Style Risk. Because the Fund invests primarily in value stocks (stocks that the Adviser believes are undervalued), the Fund’s performance may at times be better or worse than the performance of stock funds that focus on other types of stock strategies (e.g., growth stocks), or that have a broader investment style.

The Clifford Capital Partners Funds are distributed by First Dominion Capital Corp., Member FINRA/SIPC

SEMI-ANNUAL REPORT

Clifford Capital Partners Fund

Portfolio Composition as of March 31, 2020 (unaudited)

Holdings by Sector/Asset Class	% of Net Assets
Common Stocks:
Financials	22.73%
Consumer Discretionary	19.57%
Information Technology	16.53%
Industrials	12.90%
Consumer Staples	10.18%
Health Care	6.40%
Utilities	3.50%
Materials	2.70%
Energy	1.77%
Money Market Fund	4.48%
100.76%

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Clifford Capital Partners Fund

Schedule of InvestmentsMarch 31, 2020 (unaudited)

		Shares	Fair Value
96.28%	COMMON STOCKS

19.57%	CONSUMER DISCRETIONARY
	AutoZone, Inc.*	680	$575,280
	Big Lots, Inc.	33,800	480,636
	eBay Inc.	26,500	796,590
	GameStop Corp. - Class A*	88,300	309,050
	Nordstrom, Inc.	17,800	273,052
	Perdoceo Education Corp.*	25,800	278,382
	Qurate Retail, Inc. - Class A*	67,700	413,309
	Sealed Air Corp.	14,400	355,824
			3,482,123

10.18%	CONSUMER STAPLES
	Fresh Del Monte Produce Inc.	15,000	414,150
	General Mills, Inc.	13,300	701,841
	The Kraft Heinz Company	28,100	695,194
			1,811,185

1.77%	ENERGY
	KLX Energy Services Holdings, Inc.*	74,000	51,800
	Schlumberger Ltd.	19,500	263,055
			314,855

22.73%	FINANCIALS
	American Express Co.	7,700	659,197
	CIT Group Inc.	31,700	547,142
	Community Trust Bancorp, Inc.	12,400	394,196
	CVB Financial Corp.	38,800	777,940
	First Hawaiian, Inc.	32,500	537,225
	WesBanco, Inc.	17,300	410,010
	Westamerica Bancorporation	12,200	717,116
			4,042,826

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Clifford Capital Partners Fund

Schedule of Investments - continuedMarch 31, 2020 (unaudited)

		Shares	Fair Value
6.40%	HEALTH CARE
	GlaxoSmithKline PLC ADR	14,800	$560,772
	Johnson & Johnson	4,400	576,972
			1,137,744

12.90%	INDUSTRIALS
	HNI Corp.	16,400	413,116
	Pitney Bowes Inc.	217,600	443,904
	Raytheon Company	4,700	616,405
	Stericycle, Inc.*	16,900	821,001
			2,294,426

16.53%	INFORMATION TECHNOLOGY
	CDK Global, Inc.	18,400	604,440
	Cisco Systems, Inc.	18,800	739,028
	EVERTEC, Inc.	19,500	443,235
	International Business Machines Corp.	6,700	743,231
	NCR Corp.*	23,200	410,640
			2,940,574

2.70%	MATERIALS
	Compass Minerals International, Inc.	12,500	480,875

3.50%	UTILITIES
	Exelon Corp.	16,900	622,089

96.28%	TOTAL COMMON STOCKS
	(Cost: $21,856,471)		17,126,697

4.48%	MONEY MARKET FUNDS
	Federated Institutional Prime Obligations Fund Institutional Class 0.82%**	797,117	796,456
	(Cost: $796,456)

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Clifford Capital Partners Fund

Schedule of Investments - continuedMarch 31, 2020 (unaudited)

	Shares	Fair Value
100.76%	TOTAL INVESTMENTS
	(Cost: $22,652,927)	$17,923,153
(0.76%)	Liabilities in excess of other assets	(134,578)
100.00%	NET ASSETS	$17,788,575

*Non-Income producing

**Effective 7 day yield as of March 31, 2020

ADR - Security represented is held by the custodian bank in the form of American Depositary Receipts.

SEMI-ANNUAL REPORT

Clifford Capital Focused
Small Cap Value Fund

Portfolio Composition as of March 31, 2020 (unaudited)

Holdings by Sector/Asset Class	% of Net Assets
Common Stocks:
Financials	25.98%
Consumer Discretionary	22.71%
Industrials	21.47%
Information Technology	12.45%
Materials	9.05%
Consumer Staples	2.93%
Energy	0.62%
95.21%

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Clifford Capital Focused Small Cap Value Fund

Schedule of InvestmentsMarch 31, 2020 (unaudited)

		Shares	Fair Value
95.21%	COMMON STOCKS

22.71%	CONSUMER DISCRETIONARY
	Big Lots, Inc.	8,790	$124,994
	Cooper Tire & Rubber Co.	7,450	121,435
	GameStop Corp. - Class A*	27,480	96,180
	Harley-Davidson, Inc.	1,720	32,560
	Nordstrom, Inc.	4,080	62,587
	Perdoceo Education Corp.*	10,990	118,582
	Qurate Retail, Inc. - Class A*	21,720	132,601
	Urban Outfitters, Inc.*	7,290	103,810
			792,749

2.93%	CONSUMER STAPLES
	Fresh Del Monte Produce Inc.	3,700	102,157

0.62%	ENERGY
	KLX Energy Services Holdings, Inc.*	31,070	21,749

25.98%	FINANCIALS
	CIT Group Inc.	5,680	98,037
	Community Trust Bancorp, Inc.	3,330	105,861
	CVB Financial Corp.	8,080	162,004
	First Hawaiian, Inc.	8,040	132,901
	Hancock Whitney Corp.	5,800	113,216
	Stewart Information Services Corp.	4,790	127,749
	Westamerica Bancorporation	2,840	166,935
			906,703

21.47%	INDUSTRIALS
	Forward Air Corp.	3,140	159,041
	HNI Corp.	5,160	129,980
	Pitney Bowes Inc.	56,380	115,015
	Stericycle, Inc.*	4,190	203,550
	Thermon Group Holdings, Inc.*	9,420	141,959
			749,545

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Clifford Capital Focused Small Cap Value Fund

Schedule of Investments - continuedMarch 31, 2020 (unaudited)

		Shares	Fair Value
12.45%	INFORMATION TECHNOLOGY
	CDK Global, Inc.	4,860	$159,651
	Evertec, Inc.	6,390	145,245
	NCR Corp.*	7,330	129,741
			434,637

9.05%	MATERIALS
	Compass Minerals International, Inc.	4,080	156,958
	Sealed Air Corp.	6,430	158,885
			315,843

95.21%	TOTAL COMMON STOCKS
	(Cost: $4,384,543)		3,323,383

95.21%	TOTAL INVESTMENTS
	(Cost: $4,384,543)		3,323,383
4.79%	Other assets, net of liabilities		167,183
100.00%	NET ASSETS - 100.00%		$3,490,566

*Non-Income producing

See Notes to Financial Statements

SEMI-ANNUAL REPORT

CLIFFORD CAPITAL FUNDS

Statement of Assets and LiabilitiesMarch 31, 2020 (unaudited)

	Clifford Capital Partners Fund	Clifford Capital Focused Small Cap Value Fund
ASSETS
Investments at fair value*	$17,923,153	$3,323,383
Receivable for investments sold	—	331,114
Receivable for capital stock sold	3,081	—
Dividends and interest receivable	35,228	5,560
Due from advisor	5,504	18,974
Prepaid expenses	20,659	6,386
TOTAL ASSETS	17,987,625	3,685,417

LIABILITIES
Due to custodian	190,884	145,371
Payable for securities purchased	—	41,802
Accrued 12b-1 fees	48	1
Accrued administration, transfer agent and accounting fees	—	4,015
Accrued audit and tax fees	4,174	—
Other accrued expenses	3,944	3,662
TOTAL LIABILITIES	199,050	194,851
NET ASSETS	$17,788,575	$3,490,566

Net Assets Consist of:
Paid-in-capital applicable to 1,685,421 and 516,940 no par value shares of beneficial interest outstanding, unlimited shares authorized	24,734,192	4,891,768
Distributable earnings (deficit)	(6,945,617)	(1,401,202)
Net Assets	$17,788,575	$3,490,566

See Notes to Financial Statements

SEMI-ANNUAL REPORT

CLIFFORD CAPITAL FUNDS

Statement of Assets and Liabilities - continuedMarch 31, 2020 (unaudited)

	Clifford Capital Partners Fund	Clifford Capital Focused Small Cap Value Fund
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
Investor Class Shares:
Net Assets	$332,611	$1,355
Shares Outstanding	31,617	201
Net Asset Value	10.52	6.75	**
Redemption Price Per Share Including Redemption Fee of 2%	$10.31	$6.62

Institutional Class Shares:
Net Assets	$17,446,509	$3,487,855
Shares Outstanding	1,652,919	516,538
Net Asset Value	10.55	6.75

Super Institutional Class Shares:
Net Assets	$9,455	$1,356
Shares Outstanding	885	201
Net Asset Value	10.68	6.75

* Identified cost of:	$22,652,927	$4,384,543
** Net asset value does not recalculate due to rounding.

See Notes to Financial Statements

SEMI-ANNUAL REPORT

CLIFFORD CAPITAL FUNDS

Statements of Operations

	Clifford Capital Partners Fund	Clifford Capital Focused Small Cap Value Fund
	Six months ended March 31, 2020	Period October 1, 2019 to March 31, 2020
INVESTMENT INCOME
Dividends	$337,996	$18,217
Interest	7,212	714
Total investment income	345,208	18,931

EXPENSES
Investment management fees (Note 2)	104,976	5,492
12b-1 and servicing fees - Investor Class (Note 2)	656	1
Recordkeeping and administrative services (Note 2)	6,097	13,467
Accounting fees (Note 2)	6,375	12,793
Custody fees	1,260	2,513
Transfer agent fees (Note 2)	3,784	10,828
Audit and tax fees	4,174	—
Legal fees	3,661	8,957
Filing and registration fees	4,840	4,973
Trustee fees	1,337	2,806
Compliance fees	1,026	3,025
Shareholder reports	2,825	4,134
Shareholder servicing (Note 2)
Investor Class	30	1
Institutional Class	9,851	362
Insurance fees	897	1,483
Exchange fee	1,400	1,400
Other	1,541	3,335
Total expenses	154,730	75,570
Fee waivers and reimbursed expenses (Note 2)	(43,236)	(69,163)
Net expenses	111,494	6,407
Net investment income (loss)	233,714	12,524

See Notes to Financial Statements

SEMI-ANNUAL REPORT

CLIFFORD CAPITAL FUNDS

Statements of Operations - continued

	Clifford Capital Partners Fund	Clifford Capital Focused Small Cap Value Fund
	Six months ended March 31, 2020	Period October 1, 2019 to March 31, 2020
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	(2,297,193)	(351,829)
Net increase (decrease) in unrealized appreciation (depreciation) of investments	(5,734,023)	(1,061,160)
Net realized and unrealized gain (loss) on investments	(8,031,216)	(1,412,989)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(7,797,502)	$(1,400,465)

See Notes to Financial Statements

SEMI-ANNUAL REPORT

CLIFFORD CAPITAL FUNDS

Statements of Changes In Net Assets

	Clifford Capital Partners Fund		Clifford Capital Focused Small Cap Value Fund
	Six months ended March 31, 2020 (unaudited)	Year ended September 30, 2019	Period October 1, 2019 to March 31, 2020 (unaudited)

Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$233,714	$364,317	$12,524
Net realized gain (loss) on investments	(2,297,193)	292,102	(351,829)
Net increase (decrease) in unrealized appreciation (depreciation) of investments	(5,734,023)	(1,085,202)	(1,061,160)
Increase (decrease) in net assets from operations	(7,797,502)	(428,783)	(1,400,465)

DISTRIBUTIONS TO SHAREHOLDERS
Distributions
Investor Class	(11,044)	(35,730)	—
Institutional Class	(400,777)	(934,522)	(737)
Super Institutional Class	(56)	—	—
Decrease in net assets from distributions	(411,877)	(970,252)	(737)

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares sold
Investor Class	18,020	288,886	2,000
Institutional Class	7,467,423	12,221,495	5,326,036
Super Institutional Class	15,823	—	2,000
Distributions reinvested
Investor Class	11,044	35,730	—
Institutional Class	390,685	934,522	737
Super Institutional Class	56	—	—

See Notes to Financial Statements

SEMI-ANNUAL REPORT

CLIFFORD CAPITAL FUNDS

Statements of Changes In Net Assets - continued

	Clifford Capital Partners Fund		Clifford Capital Focused Small Cap Value Fund
	Six months ended March 31, 2020 (unaudited)	Year ended September 30, 2019	Period October 1, 2019 to March 31, 2020 (unaudited)
Shares redeemed
Investor Class	(342,841)	(135,013)	—
Institutional Class	(5,897,972)	(5,070,834)	(439,005)
Super Institutional Class	(2,976)	—	—
Decrease in net assets from capital stock transactions	1,659,262	8,274,786	4,891,768

NET ASSETS
Increase (decrease) during period	(6,550,117)	6,875,751	3,490,566
Beginning of period	24,338,692	17,462,941	—
End of period	$17,788,575	$24,338,692	$3,490,566

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See Notes to Financial Statements

SEMI-ANNUAL REPORT

Clifford Capital Partners Fund

Selected Per Share Data Throughout Each Year

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Clifford Capital Partners Fund

Financial Highlights

	Investor Class		Investor Class
	Six months ended March 31, 2020 (unaudited)		Years ended September 30,			Period January 1, 2016 to September 30, 2016(2)		Year ended December 31, 2015	Period January 31, 2014*** to December 31, 2014
			2019	2018	2017
Net asset value, beginning of period	$14.61		$15.77	$14.63	$13.08	$10.40		$11.86	$10.00

Investment activities
Net investment income (loss)(1)	0.12		0.20	0.13	0.09	0.05		0.11	0.13
Net realized and unrealized gain (loss) on investments	(3.97)		(0.64)	1.76	1.52	2.63		(1.32)	1.91
Total from investment activities	(3.85)		(0.44)	1.89	1.61	2.68		(1.21)	2.04
Distributions
Net investment income	(0.24)		(0.11)	(0.10)	(0.06)	—		(0.13)	(0.05)
Net realized gain	—		(0.61)	(0.65)	—	—		(0.12)	(0.13)
Total distributions	(0.24)		(0.72)	(0.75)	(0.06)	—		(0.25)	(0.18)

Net asset value, end of period	$10.52		$14.61	$15.77	$14.63	$13.08		$10.40	$11.86

Total Return	(26.85%	)**	(2.07% )	13.29%	12.30%	25.77%	**	(10.22% )	20.42%	**
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	1.37%	*	1.10%	1.10%	1.10%	1.10%	*	1.10%	1.10%	*
Expenses, net of fee waivers and reimbursements	1.11%	*	—	—	—	—		—	—	*
Net investment income (loss)	1.65%	*	1.39%	0.86%	0.66%	0.61%	*	0.98%	1.19%	*
Portfolio turnover rate	37.31%	**	22.99%	19.80%	34.07%	24.41%	**	54.61%	31.91%	**
Net assets, end of period (000’s)	$333		$785	$649	$352	$264		$123	$164

*Annualized

**Not annualized

***Commencement of operations

(1)Per share amounts calculated using the average number of shares outstanding throughout the period.

(2)On February 18, 2016, the Board of Trustees approved a change to the Fund’s fiscal year end to September 30.

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Clifford Capital Partners Fund

Selected Per Share Data Throughout Each Year

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Clifford Capital Partners Fund

Financial Highlights

	Institutional Class		Institutional Class
	Six months ended March 31, 2020 (unaudited)		Years ended September 30,			Period January 1, 2016 to September 30, 2016 (2)		Year ended December 31, 2015	Period January 31, 2014*** to December 31, 2014
			2019	2018	2017
Net asset value, beginning of period	$14.65		$15.83	$14.69	$13.11	$10.40		$11.83	$10.00

Investment activities
Net investment income (loss)(1)	0.14		0.23	0.16	0.12	0.07		0.14	0.13
Net realized and unrealized gain (loss) on investments	(3.99)		(0.65)	1.75	1.53	2.64		(1.33)	1.92
Total from investment activities	(3.85)		(0.42)	1.91	1.65	2.71		(1.19)	2.05
Distributions
Net investment income	(0.25)		(0.15)	(0.12)	(0.07)	—		(0.12)	(0.09)
Net realized gain	—		(0.61)	(0.65)	—	—		(0.12)	(0.13)
Total distributions	(0.25)		(0.76)	(0.77)	(0.07)	—		(0.24)	(0.22)

Net asset value, end of period	$10.55		$14.65	$15.83	$14.69	$13.11		$10.40	$11.83

Total Return	(26.82	%)**	(1.87%)	13.43%	12.62%	26.06%	**	(10.04%)	20.51	%**
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	1.25	%*	0.90%	0.90%	0.90%	0.90%	*	0.90%	0.90	%*
Expenses, net of fee waivers and reimbursements	0.90	%*	—	—	—	—		—	—	*
Net investment income (loss)	1.90	%*	1.60%	1.06%	0.86%	0.81%	*	1.20%	1.30	%*
Portfolio turnover rate	37.31	%**	22.99%	19.80%	34.07%	24.41%	**	54.61%	31.91	%**
Net assets, end of period (000’s)	$17,447		$23,553	$16,814	$12,889	$4,477		$3,033	$2,894

*Annualized

**Not annualized

***Commencement of operations

(1)Per share amounts calculated using the average number of shares outstanding throughout the period.

(2)On February 18, 2016, the Board of Trustees approved a change to the Fund’s fiscal year end to September 30.

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Clifford Capital Partners Fund

Financial HighlightsSelected Per Share Data Throughout Each Period

	Super Institutional Class
	Period October 17, 2019*** to March 31, 2020 (unaudited)
Net asset value, beginning of period	$14.67

Investment activities
Net investment income (loss)(1)	0.12
Net realized and unrealized gain (loss) on investments	(4.05)
Total from investment activities	(3.93)
Distributions
Net investment income	(0.06)
Net realized gain	—
Total distributions	(0.06)

Net asset value, end of period	$10.68

Total Return	(26.90	%)**
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	1.26%	*
Expenses, net of fee waivers and reimbursements	0.90%	*
Net investment income (loss)	1.84%	*
Portfolio turnover rate	37.31%	**
Net assets, end of period (000’s)	$9

*Annualized

**Not annualized

***Commencement of operations

(1)Per share amounts calculated using the average number of shares outstanding throughout the period.

See Notes to Financial Statements

SEMI-ANNUAL REPORT

CLIFFORD CAPITAL FOCUSED SMALL CAP VALUE FUND

Financial HighlightsSelected Per Share Data Throughout Each Period

	Investor Class
	Period January 31, 2020*** to March 31, 2020 (unaudited)
Net asset value, beginning of period	$9.96

Investment activities
Net investment income (loss)(1)	0.03
Net realized and unrealized gain (loss) on investments	(3.24)
Total from investment activities	(3.21)

Net asset value, end of period	$6.75

Total Return	(32.23	%)**
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	7.64%	*
Expenses, net of fee waivers and reimbursements	1.30%	*
Net investment income (loss)	2.16%	*
Portfolio turnover rate	72.63%	**
Net assets, end of period (000’s)	$1

*Annualized

**Not annualized

***Commencement of operations

(1)Per share amounts calculated using the average number of shares outstanding throughout the period.

See Notes to Financial Statements

SEMI-ANNUAL REPORT

CLIFFORD CAPITAL FOCUSED SMALL CAP VALUE FUND

Financial HighlightsSelected Per Share Data Throughout Each Period

	Institutional Class
	Period October 1, 2019*** to March 31, 2020 (unaudited)
Net asset value, beginning of period	$10.00

Investment activities
Net investment income (loss)(1)	0.08
Net realized and unrealized gain (loss) on investments	(3.32)
Total from investment activities	(3.24)
Distributions
Net investment income	(0.01)
Total distributions	(0.01)

Net asset value, end of period	$6.75

Total Return	(32.45	%)**
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	12.39	%*
Expenses, net of fee waivers and reimbursements	1.05	%*
Net investment income (loss)	2.05	%*
Portfolio turnover rate	72.63	%**
Net assets, end of period (000’s)	$3,488

*Annualized

**Not annualized

***Commencement of operations

(1)Per share amounts calculated using the average number of shares outstanding throughout the period.

See Notes to Financial Statements

SEMI-ANNUAL REPORT

CLIFFORD CAPITAL FOCUSED SMALL CAP VALUE FUND

Financial HighlightsSelected Per Share Data Throughout Each Period

	Super Institutional Class
	Period January 31, 2020*** to March 31, 2020 (unaudited)
Net asset value, beginning of period	$9.96

Investment activities
Net investment income (loss)(1)	0.03
Net realized and unrealized gain (loss) on investments	(3.24)
Total from investment activities	(3.21)

Net asset value, end of period	$6.75

Total Return	(32.23	%)**
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	7.17	%*
Expenses, net of fee waivers and reimbursements	0.97	%*
Net investment income (loss)	2.49	%*
Portfolio turnover rate	72.63	%**
Net assets, end of period (000’s)	$1

*Annualized

**Not annualized

***Commencement of operations

(1)Per share amounts calculated using the average number of shares outstanding throughout the period.

SEMI-ANNUAL REPORT

CLIFFORD CAPITAL FUNDS

Notes to Financial StatementsMarch 31, 2020 (unaudited)

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Clifford Capital Partners Fund (the “Partners Fund”) and the Clifford Capital Focused Small Cap Value Fund (the "Focused SCV Fund" and, together with the Partners Fund, each a “Fund” and collectively, the “Funds”) are diversified series of the World Funds Trust (the “Trust”). The Trust was organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management company. The Partners Fund was established in January 2014 as a series of another registered investment company (the “predecessor trust”). On February 8, 2016, the Partners Fund was reorganized from a series of the predecessor trust into the Trust. On February 18, 2016, the Board of Trustees (the “Board”) of the Trust approved that the fiscal year end of the Partners Fund be changed to September 30. The Focused SCV Fund commenced operations on October 1, 2019.

The investment objective of each of the Funds is to provide long-term capital appreciation.

The following is a summary of significant accounting policies consistently followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation

The Funds’ securities are valued at fair value prices. Investments in securities traded on national securities exchanges are valued at the last reported sale price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Debt securities are valued by appraising them at prices supplied by a pricing agent approved by the Trust, which prices may reflect broker-dealer supplied valuations and electronic data processing techniques. Short-term debt securities (less than 60 days to maturity) are valued at their fair value using amortized cost. Investments in investment companies and money market funds are valued at net asset value per share. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Board. Generally, trading in corporate bonds, U.S. government securities and money market instruments

SEMI-ANNUAL REPORT

CLIFFORD CAPITAL FUNDS

Notes to Financial Statements - continuedMarch 31, 2020 (unaudited)

is substantially completed each day at various times before the scheduled close of the New York Stock Exchange (“NYSE”). The value of these securities used in computing the net asset value (“NAV”) is determined as of such times.

The Trust has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Funds when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. Since most of the Funds’ investments are traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Trust uses fair value pricing to determine the NAV per share of the Funds, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Funds’ policy is intended to result in a calculation of the Funds’ NAV that fairly reflects security values as of the time of pricing.

Various inputs are used in determining the value of the Funds’ investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

SEMI-ANNUAL REPORT

CLIFFORD CAPITAL FUNDS

Notes to Financial Statements - continuedMarch 31, 2020 (unaudited)

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2020:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Partners Fund
Common Stocks	$17,126,697	$—	$—	$17,126,697
Money Market Funds	796,456	—	—	796,456
	$17,923,153	$—	$—	$17,923,153

Focused SCV Fund
Common Stocks	$3,323,383	$—	$—	$3,323,383

Refer to the Funds’ Schedule of Investments for a listing of the securities by security type and sector.

Security Transactions and Income

Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. The cost of securities sold is determined generally on a specific identification basis.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Funds intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required. The Funds identify their major tax jurisdiction as U. S. Federal.

SEMI-ANNUAL REPORT

CLIFFORD CAPITAL FUNDS

Notes to Financial Statements - continuedMarch 31, 2020 (unaudited)

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Funds’ tax returns. The Funds have no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense when incurred. The Funds are not subject to examination by U.S. tax authorities for tax years prior to the period ended September 30, 2017.

Reclassification of Capital Accounts

Certain components of net assets are reclassified relating to permanent differences between financial and tax reporting. These reclassifications are caused primarily by differences in the timing of the recognition of certain components of income, expenses or realized capital gains for federal income tax purposes and have no effect on net assets or net asset value per share. For the six months ended March 31, 2020, there were no such reclassifications.

Class Net Asset Values and Expenses

All income, expenses not attributable to a particular class, and realized and unrealized gains, are allocated to each class based on relative net assets on a daily basis for purposes of determining the net asset value of each class. Each class bears different distribution expenses. Ratios are calculated by adjusting the expense and net investment income ratios for the Funds for the entire period for the effect of expenses applicable for each class. Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis as determined by the Board.

The Funds currently offer three classes of shares: Investor Class, Institutional Class and Super Institutional Class. Each class of shares has equal rights as to assets of the Funds, and the classes are identical except for differences in their sales charge structures, ongoing distribution and service fees, and shareholder servicing fees. Income, expenses (other than distribution and service fees and shareholder servicing fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. All classes have equal voting privileges, except where otherwise required by law or when the Trustees determine that the matter to be voted on affects only the interests of the shareholders of a particular class. Investor Class shares include a redemption fee of 2% on the proceeds of Investor Class shares redeemed after being held for 60 days or less. Institutional and Super Institutional Class shares are not subject to a redemption fee.

SEMI-ANNUAL REPORT

CLIFFORD CAPITAL FUNDS

Notes to Financial Statements - continuedMarch 31, 2020 (unaudited)

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Under the Investment Advisory Agreement for the Partners Fund, the Adviser, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Partners Fund. For its services, effective January 31, 2020, the Adviser receives an investment management fee equal to 0.75% of the average daily net assets of the Partners Fund. Under the Investment Advisory Agreement for the Partners Fund in effect prior to January 31, 2020, the Adviser paid the operating expenses of the Partners Fund excluding management fees, brokerage fees and commissions, taxes, borrowing costs such as interest expense and dividend expenses on securities sold short, acquired fund fees and expenses, 12b-1 fees and shareholder service fees, and extraordinary expenses.

Under the Investment Advisory Agreement for the Focused SCV Fund, the Adviser, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Focused SCV Fund. For its services the Adviser receives an investment management fee equal to 0.90% of the average daily net assets of the Focused SCV Fund.

The Advisor earned and waived fees and reimbursed expenses for the six months ended March 31, 2020 as follows:

Fund	Fee	Investment Advisory Fee Earned	Investment Advisory Fee Waived	Expenses Reimbursed
Partners Fund	0.75%	$104,976	$43,236	$—
Focused SCV Fund	0.90%	5,492	5,492	63,671

Effective January 31, 2020 for the Partners Fund and October 1, 2019 for the Focused SCV Fund, the Advisor has contractually agreed to waive or reduce its fees and to assume other expenses of the Funds, if necessary, in amounts that limit “Total Annual Fund Operating Expenses” (exclusive of interest, distribution and service fees pursuant to Rule 12b-1 Plans, taxes, brokerage commissions, acquired fund fees and expenses, dividend expense on short sales, other expenditures capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of business) from exceeding 0.82%, 0.90% and 0.90%, respectively, of the average daily net assets of the Super Institutional Class, Institutional Class, and Investor Class of the Partners Fund and 0.97%, 1.05% and 1.05%, respectively, of the average daily net assets of the Super Institutional Class, Institutional Class, and Investor Class of the Focused SCV Fund. Through January 31, 2021 for the

SEMI-ANNUAL REPORT

CLIFFORD CAPITAL FUNDS

Notes to Financial Statements - continuedMarch 31, 2020 (unaudited)

Partners Fund and January 31, 2022 for the Focused SCV Fund, the Board of Trustees or the Advisor may terminate this expense limitation agreement by mutual written consent. Each waiver and/or reimbursement of an expense by the Advisor is subject to repayment by the Fund within three years following the date such waiver and/or reimbursement was made, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped.

The total amount of recoverable reimbursements for the Funds as of March 31, 2020, and expiration dates are as follows:

Recoverable Reimbursements and Expiration Dates
Fund	2023
Partners Fund	$43,236
Focused SCV Fund	69,163

The Funds have adopted a Shareholder Services Plan Pursuant to Rule 12b-1 (the “Plan”) for the Investor Class shares. Pursuant to the Plan, the Funds may compensate financial intermediaries that provide services for shareholders of the Funds. The Plan provides that the Funds will pay an annual rate of up to 0.25%, 0.20% prior to January 31, 2020 for the Partners Fund, of the average daily net assets of the Funds’ Investor Class shares for activities relating to these services. Such activities may include the provision of sub-accounting, recordkeeping and/or administrative services, responding to customer inquiries, and providing information on customer investments. Because the shareholder services fees are paid out of the Funds’ assets on an on-going basis, these fees, over time, will increase the cost of your investment and may cost you more than paying other types of sales charges. The Plan, while primarily intended to compensate for shareholder services expenses, was adopted pursuant to Rule 12b-1 under the 1940 Act, and it therefore may be used to pay for certain expenditures related to financing distribution related activities of the Funds.

For the six months ended March 31, 2020, the following fees were incurred:

Fund	Class	Type of Plan	Fees Incurred
Partners Fund	Investor Class	12b-1	$656
Partners Fund	Investor Class	Shareholder servicing	30
Partners Fund	Institutional Class	Shareholder servicing	9,851
Focused SCV Fund	Investor Class	12b-1	1
Focused SCV Fund	Investor Class	Shareholder servicing	1
Focused SCV Fund	Institutional Class	Shareholder servicing	362

SEMI-ANNUAL REPORT

CLIFFORD CAPITAL FUNDS

Notes to Financial Statements - continuedMarch 31, 2020 (unaudited)

Commonwealth Fund Services, Inc. (“CFS”) acts as the Funds’ administrator, transfer and dividend disbursing agent and pricing agent. As administrator, CFS provides shareholder, recordkeeping, administrative and blue-sky filing services. For the six months ended March 31, 2020, the following fees were paid by each Fund to CFS:

Fund	Administration	Transfer Agent	Fund Accounting
Partners Fund	$6,097	$2,168	$6,375
Focused SCV Fund	13,467	9,719	12,793

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus™ LLP, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus™ LLP. Tina H. Bloom and Bo James Howell are Assistant Secretaries of the Trust and Partners of Practus™ LLP. Officers and/or directors of CFS, Mr. Lively, Ms. Bloom and Mr. Howell receive no special compensation from the Trust or the Funds for serving as officers of the Trust.

NOTE 3 – INVESTMENTS

The costs of purchases and proceeds from the sales of securities other than short-term investments for the six months ended March 31, 2020 were as follows:

Fund	Purchases	Sales
Partners Fund	$8,667,928	$9,687,096
Focused SCV Fund	5,721,824	985,879

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

SEMI-ANNUAL REPORT

CLIFFORD CAPITAL FUNDS

Notes to Financial Statements - continuedMarch 31, 2020 (unaudited)

The tax character of distributions paid during the six months ended March 31, 2020 and the year ended September 30, 2019 were as follows:

	Partners Fund
	Six months ended March 31, 2020 (unaudited)	Year ended September 30, 2019
Distributions paid from:
Ordinary income	$411,877	$195,973
Realized gains	—	774,279
	$411,877	$970,252

Focused SCV Fund
Period October 1, 2019 to March 31, 2020 (unaudited)
Distributions paid from:
Ordinary income	$737

As of March 31, 2020, the components of distributable earnings (accumulated loss) on a tax basis were as follows:

	Partners Fund	Focused SCV Fund
Accumulated net investment income (loss)	$118,263	$11,973
Accumulated net realized gain (loss)	(2,334,106)	(352,015)
Net unrealized appreciation (depreciation) on investments	(4,729,774)	(1,061,160)
	$(6,945,617)	$(1,401,202)

As of March 31, 2020, the cost of securities for Federal Income tax purposes and the related tax-based net unrealized appreciation (depreciation) consists of:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Total Unrealized Appreciation (Depreciation)
Partners Fund	$22,652,927	891,006	(5,620,780)	$(4,729,774)
Focused SCV Fund	4,384,543	52,063	(1,113,223)	(1,061,160)

SEMI-ANNUAL REPORT

CLIFFORD CAPITAL FUNDS

Notes to Financial Statements - continuedMarch 31, 2020 (unaudited)

NOTE 5 – TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

Capital stock transactions were:

Partners Fund
	Six months ended March 31, 2020 (unaudited)
	Investor Class	Institutional Class	Super Institutional Class
Shares sold	1,284	548,652	1,079
Shares reinvested	719	25,369	4
Shares redeemed	(24,160)	(529,333)	(197)
Net increase (decrease)	(22,157)	44,688	885

Partners Fund
	Year ended September 30, 2019
	Investor Class	Institutional Class
Shares sold	19,473	823,919
Shares reinvested	2,822	73,701
Shares redeemed	(9,703)	(351,766)
Net increase (decrease)	12,592	545,854

Focused SCV Fund
	Period October 1, 2019 to March 31, 2020 (unaudited)
	Investor Class	Institutional Class	Super Institutional Class
Shares sold	201	576,825	201
Shares reinvested	—	69	—
Shares redeemed	—	(60,356)	—
Net increase (decrease)	201	516,538	201

Note 6 – Sector Risk

If a Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of a Fund than would be the case if a Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in a Fund and increase the

SEMI-ANNUAL REPORT

CLIFFORD CAPITAL FUNDS

Notes to Financial Statements - continuedMarch 31, 2020 (unaudited)

volatility of the Fund’s NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of a Fund’s portfolio will be adversely affected. As of March 31, 2020, 22.73%, 19.57% and 16.53% of the value of the net assets of the Partners Fund were invested in securities within the Financials, Consumer Discretionary and Information Technology sectors, respectively, and 25.98%, 22.71% and 21.47% of the value of the net assets of the Focused SCV Fund were invested in securities within the Financials, Consumer Discretionary and Industrials sectors, respectively.

NOTE 7 – SPECIAL MEETING OF THE SHAREHOLDERS

A Special Meeting of the Shareholders of the Partners Fund was held on December 18, 2019 for the purpose of considering the approval of the proposals which were as follows:

1.To approve a new investment advisory agreement between the Trust, on behalf of the Partners Fund, and the Adviser.

2.To approve an amendment to the Partners Fund’s Shareholder Services Plan Pursuant to Rule 12b-1 (the “Plan”) to increase the fee paid under the Plan (“12b-1 Fees”) by Investor Class shareholders of the Partners Fund.

All shareholders in the Partners Fund were eligible to vote on Proposal 1 while Proposal 2 was voted on by Investor Class shareholders only. Under the 1940 Act, an affirmative vote of the holders of a majority of the outstanding shares of the Fund was required for the approval of Proposal 1. The same voting standard applied to Proposal 2, except that it applied only to a majority of the outstanding shares of the Fund’s Investor Class. As defined in the 1940 Act, a “vote of the holders of a majority of the outstanding voting” shares of a Fund means the vote of (1) 67% or more of the voting shares of the Fund present at the Meeting, if the holders of more than 50% of the outstanding shares of the Fund are present in person or represented by proxy, or (2) more than 50% of the outstanding voting shares of the Fund, whichever is less.

SEMI-ANNUAL REPORT

CLIFFORD CAPITAL FUNDS

Notes to Financial Statements - continuedMarch 31, 2020 (unaudited)

All proposals were approved by the shareholders of the Partners Fund and were effective based on the following results:

Proposal	Voted for	Voted against	Abstained
1.	807,569	425	34,522

Total outstanding shares of the Partners Fund:	1,623,102
Total shares voted:	842,516

Proposal	Voted for	Voted against	Abstained
2.	27,034	949	0

Total Investor Class outstanding shares of the Partners Fund:	46,067
Total Investor Class shares voted:	27,984

NOTE 8 – SUBSEQUENT EVENTS

In early 2020, an outbreak of the novel strain of coronavirus (“COVID-19”) emerged globally. As a result, there have been mandates from federal, state and local authorities resulting in an overall decline in economic activity. The ultimate impact of COVID-19 on the financial performance of the Funds’ investments is not reasonably estimable at this time.

Management has evaluated all transactions and events subsequent to the date of the statement of assets and liabilities through the date on which these financial statements were issued and has noted no additional items require disclosure.

SEMI-ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited)

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds’ portfolio is available, without charge and upon request, by calling 1-800-673-0550 or on the SEC’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available on or through the SEC’s website at www.sec.gov.

Quarterly Portfolio Holdings

The Funds file with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-PORT” (these portfolio holdings were previously filed on Form N-Q). These filings are available, without charge and upon request, by calling 1-800-673-0550 or on the SEC’s website at www.sec.gov. The Funds’ Form N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Advisory Contract Renewal - Clifford Capital Focused Small Cap Value Fund

At a meeting held on August 29, 2019 (the “Meeting”), the Board of Trustees (the “Board”) of the World Funds Trust (the “Trust”) considered and discussed the initial approval of the proposed Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and Clifford for the Clifford Capital Focused Small Cap Value Fund (the “Fund”). The Board reflected on its discussions regarding the Advisory Agreement and the manner in which the Fund was to be managed with representatives from Clifford Capital Partners, LLC (“Clifford”), the Fund’s investment adviser, earlier in the Meeting. The Trustees reviewed the materials that had been previously provided to them and reviewed by the Trustees’ counsel (“Counsel”) that included, among other things, a memorandum from Counsel addressing the duties of Trustees regarding the approval of the Advisory Agreement, a letter from Counsel to Clifford and Clifford’s responses to that letter, financial information for Clifford, a copy of Clifford’s Form ADV and a fee comparison analysis for the Fund.

SEMI-ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited) - (continued)

In deciding whether to approve the Advisory Agreement, the Trustees considered numerous factors, including:

(1)The nature, extent, and quality of the services to be provided by Clifford.

In this regard, the Board considered the responsibilities of Clifford under the Advisory Agreement. The Board reviewed the services to be provided by Clifford including, without limitation: its procedures for formulating investment recommendations and assuring compliance with the Fund’s investment objectives and limitations; the coordination of services for the Fund among the Fund’s service providers; regular communications from Clifford to Fund shareholders, including portfolio and market commentary; and efforts to promote the Fund and grow assets. The Board considered Clifford’s staffing, personnel, and methods of operating; the education and experience of Clifford’s personnel; its financial resources and support; and Clifford’s compliance program, policies, and procedures. After reviewing the foregoing and further information from Clifford, the Board concluded that the nature, extent and quality of the services to be provided by Clifford were satisfactory and adequate for the Fund.

(2)Investment Performance of the Fund and Clifford.

The Board noted that the Fund had not yet commenced operations. The Trustees reviewed and considered specific performance information as of June 30, 2019 prepared by Clifford relating to the performance of separately managed accounts managed by Clifford with investment strategies that are substantially similar to those utilized by the Fund (the “Small-Cap Composite”). In this regard, the Board reviewed the Small-Cap Composite performance returns, noting recent underperformance relative to the Small-Cap Composite’s benchmark, but it also noted the rationale for such underperformance provided by Clifford, and that the Small-Cap Composite had out-performed its benchmark on a 3-year annualized basis and since its inception. Based on the foregoing, the Board concluded that Clifford’s performance as reflected by the Small-Cap Composite performance was satisfactory.

(3)The costs of the services to be provided and the profits to be realized by Clifford from the relationship with the Fund.

In this regard, the Board considered: Clifford’s staffing, personnel, and methods of operating; the financial condition and resources of Clifford, and the level of commitment to the Fund by Clifford’s principals; the projected profitability of the Fund; and the proposed expenses of the Fund, including the nature and frequency of advisory fee payments. The Board also considered potential

SEMI-ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited) - (continued)

benefits for Clifford in managing the Fund. The Board compared the fees and expenses of the Fund (including the advisory fee) to other funds comparable to it in terms of the type of fund, the style of investment management, the size of fund and the nature of the investment strategy and markets invested in, among other factors. The Board noted that the advisory fee payable to Clifford under the Advisory Agreement is 0.90% of the Fund’s average daily net assets and that Clifford has agreed, until at least January 31, 2021, to reduce fees and/or reimburse certain Fund expenses in order to keep the Fund’s net expense ratio (excluding interest, 12b-1 fees, taxes, brokerage commissions, acquired fund fees and expenses, dividend expense on short sales, other expenditures capitalized in accordance with generally accepted accounting principles or other extraordinary expenses not incurred in the ordinary course of business) from exceeding 1.05% of the average daily net assets of the Fund’s Institutional Class and Investor Class shares, respectively, and 0.97% of the Super Institutional Class shares. The Trustees considered that the advisory fee and net expense ratios are higher than the medians of comparable peers and the Morningstar’s small value category, but within the range of such funds. The Board also considered the fees of the Fund under the Advisory Agreement relative to those of the Small-Cap Composite and the reasons for the differences in fees. The Trustees determined that the differences were reasonable under the circumstances and that the advisory fees were within an acceptable range in light of the services to be rendered by Clifford. Following this comparison and upon further consideration and discussion of the foregoing, the Board concluded that the projected profitability and fees to be paid to Clifford were fair and reasonable.

(4) The extent to which economies of scale would be realized as the Fund grows and whether the advisory fee levels reflect these economies of scale for the benefit of the Fund’s investors.

In this regard, the Board considered the Fund’s fee arrangements with Clifford. The Board noted that the advisory fee would stay the same as asset levels increased, although it noted that Clifford has contractually agreed, until at least January 31, 2021, to reduce fees and/or reimburse certain Fund expenses in order to keep the Fund’s net expense ratio from exceeding 1.05% of the average daily net assets of the Fund’s Institutional Class and Investor Class shares, respectively and 0.97% for Super Institutional Class shares under the Advisory Agreement. The Board considered that the Advisory Agreement should provide opportunity for shareholders to share in the future growth of the Fund by benefitting from lower Fund expenses as assets grow. The Board expressed the view that this structure may be more beneficial to shareholders than breakpoints, which generally only have the effect of lowering expense ratios at

SEMI-ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited) - (continued)

higher asset levels. Following further discussion of the Fund’s projected asset levels and expectations for growth, the Board determined that the Fund’s fee arrangements with Clifford were fair and reasonable and reasonable in relation to the nature and quality of the services to be provided by Clifford.

(5) Possible conflicts of interest and benefits.

In evaluating the possibility for conflicts of interest, the Board considered such matters as: the experience and ability of the advisory and compliance personnel assigned to the Fund; the basis of decisions to buy or sell securities for the Fund; the method for bunching of portfolio securities transactions; the substance and administration of Clifford’s Code of Ethics and other relevant policies described in the Clifford’s Form ADV. The Board also considered benefits to Clifford that could be derived from managing the Fund and noted the ability of Clifford to place small accounts in the Fund, and the appeal that a mutual fund versus separate account management may have to certain distribution channels. It was noted that Clifford does not engage in soft dollars or commission recapture programs. Following further consideration and discussion, the Trustees determined that Clifford’s standards and practices relating to the identification and mitigation of possible conflicts of interest, as well as the benefits to be derived by Clifford from managing the Fund, were satisfactory.

After additional consideration of the factors delineated in the memorandum provided by Counsel and further discussion and careful review by the Board, the Trustees determined that the compensation payable under the Advisory Agreement was fair, reasonable and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances, and the Advisory Agreement was approved.

SEMI-ANNUAL REPORT

CLIFFORD CAPITAL FUNDS

Fund Expenses (unaudited)

Fund Expenses Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees, distributions (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the six months, October 1, 2019, and held for the six months ended March 31, 2020.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

SEMI-ANNUAL REPORT

CLIFFORD CAPITAL FUNDS

Fund Expenses (unaudited) - continued

	Beginning Account Value^	Ending Account Value 3/31/20	Annualized Expense Ratio	Expenses Paid During Period* Ended 3/31/20
Partners Fund
Institutional Class Actual	$1,000.00	$731.82	0.90%	$3.90
Institutional Class Hypothetical**	$1,000.00	$1,020.50	0.90%	$4.55
Investor Class Actual	$1,000.00	$731.54	1.11%	$4.81
Investor Class Hypothetical**	$1,000.00	$1,019.45	1.11%	$5.60
Super Institutional Class Actual	$1,000.00	$730.98	0.90%	$3.53
Super Institutional Class Hypothetical**	$1,000.00	$1,020.50	0.90%	$4.12
Focused SCV Fund
Institutional Class Actual	$1,000.00	$675.53	1.05%	$4.37
Institutional Class Hypothetical**	$1,000.00	$1,019.75	1.05%	$5.27
Investor Class Actual	$1,000.00	$677.71	1.30%	$1.79
Investor Class Hypothetical**	$1,000.00	$1,018.50	1.30%	$2.15
Super Institutional Class Actual	$1,000.00	$677.71	0.97%	$1.33
Super Institutional Class Hypothetical**	$1,000.00	$1,020.15	0.97%	$1.61

^Beginning account values are as follows:

Actual:

Partners Fund – Institutional Class, Investor Class	10/1/2019
Partners Fund – Super Institutional Class	10/17/2019
Focused SCV Fund – Institutional Class	10/1/2019
Focused SCV Fund – Investor Class, Super Institutional Class	1/31/2020

*Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 183 days for Partners Fund Institutional and Investor Class, 166 days for Partners Fund Super Institutional Class, 182 days for Focused SCV Fund Institutional Class, and 60 days for Focused SCV Fund Investor and Super Institutional Class, in the most recent period divided by 366 days in the current year.

**5% return before expenses

SEMI-ANNUAL REPORT

CLIFFORD CAPITAL FUNDS

Important Disclosure Statement

The Funds’ prospectus contains important information about the Funds’ investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. The Funds’ past performance does not guarantee future results. The investment return and principal value of an investment in the Funds will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. You may obtain a current copy of the Funds’ prospectus by calling 1-800-673-0550. Distributed by First Dominion Capital Corp., Richmond, VA.

Current performance of the Funds may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-673-0550. Information provided with respect to the Funds’ Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of March 31, 2020 and are subject to change at any time.

Investment Advisor:

Clifford Capital Partners, LLC
363 S. Main Street, Suite 101
Alpine, Utah 84004

Distributor:

First Dominion Capital Corp.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio 44115

Transfer Agent, Fund Administrator and Fund Accounting:

Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235
(800) 628-4077 Toll Free

Legal Counsel:

Practus™ LLP
11300 Tomahawk Creek Parkway, Suite 310
Leawood, Kansas 66211

ITEM 2.	CODE OF ETHICS

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Schedule filed under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a- 15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a)(1) Code of ethics

Not applicable when filing a semi-annual report to shareholders.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable. There were no solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by this report by or on behalf of the registrant.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: World Funds Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe
Principal Executive Officer
Date: June 5, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe
Principal Executive Officer
Date: June 5, 2020

By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald
Principal Financial Officer
Date: June 5, 2020

* Print the name and title of each signing officer under his or her signature.